PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2019	December 31, 2018

Office equipment	$84,751	$79,886
Lab equipment	3,489,176	2,513,459
Furniture	33,128	33,128
Leasehold Improvements	229,401	220,389
	3,836,456	2,846,862
Less: Accumulated depreciation	1,484,510	1,046,093

	$2,351,946	$1,800,769

Depreciation expense for the nine months ending September 30, 2019 and 2018 was $438,417 and $277,539. Depreciation expense for the three months ending September 30, 2019 and 2018 was $180,098 and $120,856. During the three and nine months ending September 30, 2019, the Company did not retire property and equipment. During the nine months ending September 30, 2018, the Company sold equipment for proceeds of $2,500 and a gain of $2,500. During the nine months ending September 30, 2018, the Company retired property and equipment and recorded a loss on the retirement of $12,584. During the three months ended September 30, 2018, the Company did not sell or retire property and equipment.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2018	December 31, 2017

Office equipment	$79,886	$82,453
Lab equipment	2,513,459	1,695,604
Furniture	33,128	32,693
Leasehold improvements	220,389	231,859
	2,846,862	2,042,609
Less: Accumulated depreciation	1,046,093	865,860

	$1,800,769	$1,176,749

Depreciation expense for the years ending December 31, 2018 and 2017 was $400,780 and 182,006. During the year ending December 31, 2018, the Company sold equipment for proceeds of $2,500 and a gain of $2,500. During the year ending December 31, 2018, the Company retired property and equipment and recorded a loss on the retirement of $12,584. During the year ended December 31, 2017, the Company did not sell or retire property and equipment.